UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1 – Schedule of Investments.

Statement of Investments Ibbotson Conservative ETF Asset Allocation Portfolio As of September 30, 2013 (Unaudited)
		Shares	Value
Exchange Traded Funds - 99.55%
iShares - 21.82%
iShares® TIPS Bond Fund		35,924	$4,044,324
S&P 500® Index Fund		20,707	3,497,412
S&P MidCap 400® Index Fund		9,715	1,206,020

Total iShares			8,747,756

Other - 77.73%
GreenHaven Continuous Commodity Index Fund(1)		30,280	799,089
PIMCO Enhanced Short Maturity ETF		23,900	2,423,221
SPDR® Barclays Capital High Yield Bond ETF		37,905	1,510,135
Vanguard® MSCI EAFE ETF		60,620	2,399,340
Vanguard® Short-Term Bond ETF		170,902	13,735,394
Vanguard® Total Bond Market ETF		127,343	10,299,502

Total Other			31,166,681

Total Exchange Traded Funds (Cost $38,933,506)			39,914,437

7-Day Yield		Shares	Value
Short-Term Investments - 1.91%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.053%	764,802	$764,802

Total Short-Term Investments (Cost $764,802)			764,802

Total Investments - 101.46% (Total cost $39,698,308)			40,679,239

Liabilities in Excess of Other Assets - (1.46)%			(584,308)

Net Assets - 100.00%			$40,094,931

(1)	Non-income producing security.

See Notes to Quarterly Statement of Investments.

Statement of Investments

Ibbotson Income and Growth ETF Asset Allocation Portfolio

As of September 30, 2013 (Unaudited)

		Shares	Value
Exchange Traded Funds - 99.36%
iShares - 30.52%
iShares® TIPS Bond Fund		77,563	$8,732,043
MSCI EAFE Small Cap Index Fund		49,960	2,422,061
S&P 500® Index Fund		102,768	17,357,515
S&P MidCap 400® Index Fund		56,715	7,040,600

Total iShares			35,552,219

Other - 68.84%
GreenHaven Continuous Commodity Index Fund(1)		131,855	3,479,654
PIMCO Enhanced Short Maturity ETF		46,085	4,672,558
SPDR® Barclays Capital High Yield Bond ETF		102,150	4,069,656
Vanguard® MSCI EAFE ETF		253,555	10,035,707
Vanguard® MSCI Emerging Markets ETF		57,866	2,321,005
Vanguard® Short-Term Bond ETF		342,029	27,488,871
Vanguard® Small-Cap ETF		29,275	3,000,395
Vanguard® Total Bond Market ETF		310,848	25,141,386

Total Other			80,209,232

Total Exchange Traded Funds (Cost $107,784,453)			115,761,451

7-Day Yield		Shares	Value
Short-Term Investments - 0.79%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.053%	925,033	$925,033

Total Short-Term Investments (Cost $925,033)			925,033

Total Investments - 100.15% (Total cost $108,709,486)			116,686,484

Liabilities in Excess of Other Assets - (0.15)%			(172,670)

Net Assets - 100.00%			$116,513,814

(1)	Non-income producing security.

See Notes to Quarterly Statement of Investments.

Statement of Investments

Ibbotson Balanced ETF Asset Allocation Portfolio

As of September 30, 2013 (Unaudited)

		Shares	Value
Exchange Traded Funds - 98.76%
iShares - 34.82%
iShares® TIPS Bond Fund		82,531	$9,291,340
MSCI EAFE Small Cap Index Fund		120,465	5,840,143
S&P 500® Index Fund		220,776	37,289,066
S&P MidCap 400® Index Fund		158,325	19,654,466

Total iShares			72,075,015

Other - 63.94%
GreenHaven Continuous Commodity Index Fund(1)		228,165	6,021,274
PIMCO Enhanced Short Maturity ETF		20,065	2,034,390
SPDR® Barclays Capital High Yield Bond ETF		166,685	6,640,731
Vanguard® MSCI EAFE ETF		650,085	25,730,364
Vanguard® MSCI Emerging Markets ETF		223,314	8,957,125
Vanguard® REIT ETF		59,238	3,919,186
Vanguard® Short-Term Bond ETF		357,700	28,748,349
Vanguard® Small-Cap ETF		112,258	11,505,323
Vanguard® Total Bond Market ETF		479,401	38,773,953

Total Other			132,330,695

Total Exchange Traded Funds (Cost $184,194,303)			204,405,710

7-Day Yield		Shares	Value
Short-Term Investments - 1.25%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.053%	2,579,169	$2,579,169

Total Short-Term Investments (Cost $2,579,169)			2,579,169

Total Investments - 100.01% (Total cost $186,773,472)			206,984,879

Liabilities in Excess of Other Assets - (0.01)%			(25,555)

Net Assets - 100.00%			$206,959,324

(1)	Non-income producing security.

See Notes to Quarterly Statement of Investments.

Statement of Investments

Ibbotson Growth ETF Asset Allocation Portfolio

As of September 30, 2013 (Unaudited)

		Shares	Value
Exchange Traded Funds - 99.98%
iShares - 38.17%
MSCI EAFE Small Cap Index Fund		148,080	$7,178,918
S&P 500® Index Fund		228,392	38,575,409
S&P MidCap 400® Index Fund		195,170	24,228,404

Total iShares			69,982,731

Other - 61.81%
GreenHaven Continuous Commodity Index Fund(1)		269,600	7,114,744
Vanguard® MSCI EAFE ETF		801,855	31,737,421
Vanguard® MSCI Emerging Markets ETF		294,734	11,821,781
Vanguard® REIT ETF		65,852	4,356,768
Vanguard® Short-Term Bond ETF		278,268	22,364,399
Vanguard® Small-Cap ETF		144,706	14,830,918
Vanguard® Total Bond Market ETF		261,046	21,113,400

Total Other			113,339,431

Total Exchange Traded Funds (Cost $159,255,018)			183,322,162

7-Day Yield		Shares	Value
Short-Term Investments - 0.38%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.053%	700,290	$700,290

Total Short-Term Investments (Cost $700,290)			700,290

Total Investments - 100.36% (Total cost $159,955,308)			184,022,452

Liabilities in Excess of Other Assets - (0.36)%			(662,579)

Net Assets - 100.00%			$183,359,873

(1)	Non-income producing security.

See Notes to Quarterly Statement of Investments.

Statement of Investments

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

As of September 30, 2013 (Unaudited)

		Shares	Value
Exchange Traded Funds - 99.81%
iShares - 39.99%
MSCI EAFE Small Cap Index Fund		62,690	$3,039,211
S&P 500® Index Fund		76,501	12,921,019
S&P MidCap 400® Index Fund		73,400	9,111,876

Total iShares			25,072,106

Other - 59.82%
GreenHaven Continuous Commodity Index Fund(1)		117,310	3,095,811
Vanguard® MSCI EAFE ETF		313,715	12,416,840
Vanguard® MSCI Emerging Markets ETF		118,127	4,738,074
Vanguard® REIT ETF		27,954	1,849,436
Vanguard® Short-Term Bond ETF		44,775	3,598,567
Vanguard® Small-Cap ETF		58,578	6,003,659
Vanguard® Total Bond Market ETF		71,816	5,808,478

Total Other			37,510,865

Total Exchange Traded Funds (Cost $54,407,231)			62,582,971

7-Day Yield		Shares	Value
Short-Term Investments - 0.74%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.053%	465,316	$465,316

Total Short-Term Investments (Cost $465,316)			465,316

Total Investments - 100.55%
(Total cost $54,872,547)			63,048,287

Liabilities in Excess of Other Assets - (0.55)%			(344,747)

Net Assets - 100.00%			$62,703,540

(1)	Non-income producing security.

See Notes to Quarterly Statement of Investments.

Statement of Investments

ALPS | Alerian Energy Infrastructure Portfolio

As of September 30, 2013 (Unaudited)

	Shares	Value
Canadian Infrastructure - 16.52%
AltaGas, Ltd.	9,543	$339,177
Emera, Inc.	11,386	329,294
Gibson Energy, Inc.	13,847	330,430
Keyera Corp.	5,897	335,139
Pembina Pipeline Corp.	10,562	350,067
Veresen, Inc.	29,063	342,532

Total Canadian Infrastructure (Cost $2,052,721)		2,026,639

Canadian Master Limited Partnership Affiliate - 9.31%
Enbridge, Inc.	13,679	571,303
TransCanada Corp.	12,997	570,957

Total Canadian Master Limited Partnership Affiliate (Cost $1,186,066)		1,142,260

Common Stocks - 2.96%
Inter Pipeline, Ltd.	14,844	362,435

Total Common Stocks (Cost $372,355)		362,435

Master Limited Partnership - 25.08%
Boardwalk Pipeline Partners LP	14,271	433,410
Energy Transfer Partners LP	8,326	433,535
Enterprise Products Partners LP	7,210	440,098
Magellan Midstream Partners LP	7,956	448,957
MarkWest Energy Partners LP	6,173	445,876
Plains All American Pipeline LP	8,378	441,186
Western Gas Partners LP	7,195	432,635

Total Master Limited Partnership (Cost $3,050,258)		3,075,697

U.S. Infrastructure - 15.27%
Atmos Energy Corp.	6,425	273,641
CenterPoint Energy, Inc.	11,123	266,618
Dominion Resources, Inc.	4,410	275,537
New Jersey Resources Corp.	6,011	264,785
NiSource, Inc.	8,716	269,237
OGE Energy Corp.	7,278	262,663
Questar Corp.	11,575	260,322

Total U.S. Infrastructure (Cost $1,852,430)		1,872,803

U.S. Master Limited Partnership Affiliate - 30.21%
Crosstex Energy, Inc.	25,982	542,764
Kinder Morgan, Inc.	14,408	512,492
ONEOK, Inc.	9,895	527,601

		Shares	Value
U.S. Master Limited Partnership Affiliate (Continued)
SemGroup Corp.		9,629	$549,046
Spectra Energy Corp.		15,475	529,709
Targa Resources Corp.		7,107	518,527
The Williams Cos., Inc.		14,449	525,366

Total U.S. Master Limited Partnership Affiliate (Cost $3,576,724)			3,705,505

7-Day Yield		Shares	Value
Short Term Investments - 1.08%
Morgan Stanley Institutional Liquidity Fund- Prime Portfolio	0.053%	132,942	$132,942

Total Short Term Investments (Cost $132,942)			132,942

Total Investments - 100.43% (Total cost $12,223,496)			12,318,281

Liabilities in Excess of Other Assets - (0.43)%			(52,349)

Net Assets - 100.00%			$12,265,932

See Notes to Quarterly Statement of Investments.

ALPS Variable Investment Trust	Notes to Quarterly Statements of Investments
September 30, 2013 (Unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

ALPS Variable Investment Trust (the “Trust”) (prior to April 30, 2013, known as the Financial Investors Variable Insurance Trust) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s six portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio and ALPS | Alerian Energy Infrastructure Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”). The ALPS | Alerian Energy Infrastructure Portfolio commenced operations on May 1, 2013.

Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio offers Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange-traded funds and exchange-traded notes for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price.

Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the Business Day as of which such value is being determined.

The Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available, or in the Adviser’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions. Fair valuation procedures may also be employed for securities such as certain derivatives, swaps, and other similar instruments for which there are no market quotations readily available. There can be no assurance, however, that a fair valuation used by a Portfolio on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The value assigned to fair-valued securities for purposes of calculating a Portfolio’s net asset value may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their net asset values. A Portfolio may change the time at which orders are priced if the Exchange closes at a different time or an emergency exists. With respect to any portion of an Ibbotson Portfolio’s assets that are invested in Underlying ETFs that are registered under the 1940 Act, the Ibbotson Portfolios net asset value is calculated based upon the net asset values of the those Underlying ETFs in which the Ibbotson Portfolios invest, and the prospectuses for those Underlying ETFs explain the circumstances under which those Underlying ETFs will use fair value pricing and the effects of using fair value pricing.

The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investment as of September 30, 2013:

Ibbotson Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$39,914,437	$–	$–	$39,914,437
Short-Term Investments	764,802	–	–	764,802
Total	$40,679,239	$–	$–	$40,679,239

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$115,761,451	$–	$–	$115,761,451
Short-Term Investments	925,033	–	–	925,033
Total	$116,686,484	$–	$–	$116,686,484

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$204,405,710	$–	$–	$204,405,710
Short-Term Investments	2,579,169	–	–	2,579,169
Total	$206,984,879	$–	$–	$206,984,879

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$183,322,162	$–	$–	$183,322,162
Short-Term Investments	700,290	–	–	700,290
Total	$184,022,452	$–	$–	$184,022,452

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$62,582,971	$–	$–	$62,582,971
Short-Term Investments	465,316	–	–	465,316
Total	$63,048,287	$–	$–	$63,048,287

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Infrastructure	$2,026,639	$–	$–	$2,026,639
Canadian Master Limited Partnership Affiliate	1,142,260	–	–	1,142,260
Common Stocks	362,435	–	–	362,435
Master Limited Partnership	3,075,697	–	–	3,075,697
U.S. Infrastructure	1,872,803	–	–	1,872,803
U.S. Master Limited Partnership Affiliate	3,705,505	–	–	3,705,505
Short-Term Investments	132,942	–	–	132,942
Total	$12,318,281	$–	$–	$12,318,281

The Portfolios recognize transfers between levels as of the end of the period. For the nine months or period ended September 30, 2013, there were no transfers between Level 1 and Level 2 securities. For the nine months or period ended September 30, 2013, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the nine months or period ended September 30, 2013, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The ALPS | Alerian Energy Infrastructure Portfolio’s inception date was April 30, 2013, therefore no tax returns have been filed.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Exchange Traded Funds (“ETFs”): Except for the ALPS | Alerian Energy Infrastructure Portfolio; the other Portfolios are “Fund-of-Funds” which invest in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated.

There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of September 30, 2013, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	ALPS | Alerian Energy Infrastructure Portfolio
Gross appreciation (excess of value over tax cost)	$1,440,615	$8,951,957	$21,860,259	$25,121,707	$8,571,563	$364,998
Gross depreciation (excess of tax cost over value)	(610,670)	(1,517,817)	(2,460,964)	(2,007,658)	(746,315)	(245,196)
Net unrealized appreciation/ (depreciation)	$829,945	$7,434,140	$19,399,295	$23,114,049	$7,825,248	$(119,802)

Cost of Investments for income tax purposes	$39,849,294	$109,252,344	$187,585,584	$160,908,403	$55,223,039	$12,198,479

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 18, 2013

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer (principal financial officer)

Date:	November 18, 2013